Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000243427
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Core ETF
Trading Symbol	FDCE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Foundations Dynamic Core ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-core-equity-etf/?cb=2060. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-core-equity-etf/?cb=2060
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Foundations Dynamic Core ETF	$39	0.74%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Foundations Dynamic Core ETF - NAV	S&P 500® Total Return Index
10/02/23	$10,000	$10,000
10/31/23	$9,720	$9,789
11/30/23	$10,470	$10,683
12/31/23	$11,154	$11,168
01/31/24	$11,034	$11,356
02/29/24	$11,485	$11,962
03/31/24	$11,815	$12,347
04/30/24	$11,274	$11,843
05/31/24	$11,765	$12,430
06/30/24	$11,895	$12,876
07/31/24	$12,356	$13,033
08/31/24	$12,487	$13,349
09/30/24	$12,637	$13,634
10/31/24	$12,387	$13,510
11/30/24	$13,419	$14,303
12/31/24	$12,823	$13,962
01/31/25	$13,156	$14,351

Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 2, 2023)
Foundations Dynamic Core ETF - NAV	6.47%	19.23%	22.87%
S&P 500® Total Return Index	10.12%	26.38%	31.17%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,956,559
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 24,978
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$1,956,559
Number of Portfolio Holdings	5
Advisory Fee	$24,978
Portfolio Turnover	0%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.2%
Equity	90.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	28.7%
iShares Core S&P Small-Cap ETF	24.8%
iShares Core S&P 500 ETF, USD Class	19.1%
Vanguard Large-Cap ETF	9.6%
iShares Core S&P Mid-Cap ETF	8.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2025.
C000243428
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Growth ETF
Trading Symbol	FDGR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Foundations Dynamic Growth ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-growth-etf/?cb=2060. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-growth-etf/?cb=2060
Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 2,474,494
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 44,553
InvestmentCompanyPortfolioTurnover	0.00%
C000243429
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Income ETF
Trading Symbol	FDTB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Foundations Dynamic Income ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-income-etf/?cb=2061. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-income-etf/?cb=2061
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 6,821,141
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 40,966
InvestmentCompanyPortfolioTurnover	101.00%
C000243430
Shareholder Report [Line Items]
Fund Name	Foundations Dynamic Value ETF
Trading Symbol	FDVL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Foundations Dynamic Value ETF for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/foundations-dynamic-value-etf/?cb=2068. You can also request this information by contacting us at 1-866-866-4848.
Additional Information Phone Number	1-866-866-4848
Additional Information Website	https://regentsparkfunds.com/our-funds/foundations-dynamic-value-etf/?cb=2068
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Oct. 02, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,618,195
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 41,636
InvestmentCompanyPortfolioTurnover	0.00%